LEASES (Details)	12 Months Ended
Dec. 31, 2025 EUR (€)
Main Israel Office Lease [Member]
IfrsStatementLineItems [Line Items]
Main office lease (unit n2)	Main Israel office lease (unit n2)
Lessee	Codere Israel Marketing Support Services Limited
Country	Israel
CCY	ILS
Start date	01/07/24
End date	28/10/29
Lease duration (months)	64 months
Rent Amount (Monthly) (ILS)	€ 32,400	[1]
Melilla Office [Member]
IfrsStatementLineItems [Line Items]
Main office lease (unit n2)	Melilla Office
Lessee	Codere Online, S.A.U. (CDON)
Country	Spain
CCY	EUR
Start date	19/04/2024
End date	19/04/2028
Lease duration (months)	48 months
Rent Amount (Monthly) (ILS)	€ 10,000	[1]
Vehicles Leasing [Member]
IfrsStatementLineItems [Line Items]
Main office lease (unit n2)	Vehicles leasing
Lessee	Servicios de Juego Online S.A.U. (SEJO)
Country	Spain
CCY	EUR
Vehicles Leasing [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Start date	01/2024
End date	03/2028
Lease duration (months)	51 months
Rent Amount (Monthly) (ILS)	€ 594	[1]
Vehicles Leasing [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Start date	04/2024
End date	01/2029
Lease duration (months)	58 months
Rent Amount (Monthly) (ILS)	€ 740	[1]
Israel Office Additionallease [Member]
IfrsStatementLineItems [Line Items]
Main office lease (unit n2)	Israel office additional lease (unit n3)
Lessee	Codere Israel Marketing Support Services Limited
Country	Israel
CCY	ILS
Start date	01/01/2025
End date	28/10/2029
Lease duration (months)	58 months
Rent Amount (Monthly) (ILS)	€ 6,427	[1]
Bogota office [Member]
IfrsStatementLineItems [Line Items]
Main office lease (unit n2)	Bogota office
Lessee	Codere Online Colombia S.A.S.
Country	Colombia
CCY	CCOP
Start date	01/11/2025
End date	31/10/2030
Lease duration (months)	60 months
Rent Amount (Monthly) (ILS)	€ 6,342	[1]

[1]	These figures are not presented in thousands of euros.